Consolidated Schedule of Investments (unaudited) January 31, 2020	iShares® Gold Strategy ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Grantor Trust

Grantor Trust — 20.6%
iShares Gold Trust(a)(b)	110,978	$1,683,536

Total Grantor Trust (Cost: $1,536,253)		1,683,536

Short-Term Investments

Money Market Funds — 76.7%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.50%(a)(c)	6,247,000	6,247,000

Total Short-Term Investments — 76.7% (Costs: $6,247,000)		6,247,000

Total Investments in Securities — 97.3% (Cost: $7,783,253)		7,930,536

Other Assets, Less Liabilities — 2.7%		218,351

Net Assets — 100.0%		$8,148,887

(a)	Affiliate of the Fund.
(b)	Non-income producing security.
(c)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended January 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 10/31/19	Shares Purchased		Shares Sold	Shares Held at 01/31/20	Value at 01/31/20	Income	Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	6,201,000	46,000	(b)	—	6,247,000	$6,247,000	$21,494	$—		$—
iShares Gold Trust	121,011	65,440		(75,473)	110,978	1,683,536	—	86,009		(33,308)

						$7,930,536	$21,494	$86,009		$(33,308)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Gold	39	04/28/20	$6,193	$28,752

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Gold Strategy ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Consolidated Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Grantor Trust	$1,683,536	$—	$—	$1,683,536
Money Market Funds	6,247,000	—	—	6,247,000

	$7,930,536	$—	$—	$7,930,536

Derivative financial instruments(a)
Assets
Futures Contracts	$28,752	$—	$—	$28,752

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

2